Operating expense - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Cost of product sales	$ 2,266	$ 121	$ 2,795	$ 121
Research and development expense	48,537	39,533	97,489	78,705
Sales and marketing expense	17,659	15,221	36,029	29,132
General and administrative expense	18,240	19,367	37,251	36,949
Operating expense	86,702	74,242	173,564	144,907
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	30,175	21,983	59,343	46,289
Sales and marketing expense	9,259	5,726	18,170	11,016
General and administrative expense	5,880	5,872	13,519	10,605
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	18,362	17,550	38,146	32,416
Sales and marketing expense	8,400	9,495	17,859	18,116
General and administrative expense	$ 12,360	$ 13,495	$ 23,732	$ 26,344